UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05689

Deutsche Multi-Market Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2018 (Unaudited)

Deutsche Multi-Market Income Trust

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 89.5%
Consumer Discretionary 21.8%
1011778 B.C. Unlimited Liability Co.:
144A, 4.25%, 5/15/2024		495,000	472,725
144A, 4.625%, 1/15/2022		140,000	140,875
144A, 5.0%, 10/15/2025		502,000	489,136
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026		885,000	862,875
Ally Financial, Inc.:
4.125%, 3/30/2020		1,810,000	1,823,575
4.25%, 4/15/2021		575,000	582,187
5.75%, 11/20/2025		710,000	740,175
Altice Financing SA, 144A, 7.5%, 5/15/2026		755,000	760,662
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		385,000	381,150
AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026		350,000	338,188
AMC Networks, Inc.:
4.75%, 8/1/2025		410,000	397,187
5.0%, 4/1/2024		1,000,000	1,002,500
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025		270,000	278,606
6.5%, 4/1/2027		245,000	252,963
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		550,000	570,625
Ashtead Capital, Inc.:
144A, 4.125%, 8/15/2025		200,000	195,750
144A, 4.375%, 8/15/2027		210,000	202,650
Ashton Woods U.S.A. LLC, 144A, 6.75%, 8/1/2025		315,000	314,213
Beacon Escrow Corp., 144A, 4.875%, 11/1/2025		330,000	321,849
Boyd Gaming Corp., 6.875%, 5/15/2023		165,000	174,075
Caesars Resort Collection LLC, 144A, 5.25%, 10/15/2025		625,000	610,937
Carlson Travel, Inc., 144A, 9.5%, 12/15/2024		400,000	385,000
CCO Holdings LLC:
144A, 5.0%, 2/1/2028		835,000	788,282
144A, 5.125%, 5/1/2027		575,000	553,679
144A, 5.5%, 5/1/2026		1,400,000	1,400,000
144A, 5.875%, 4/1/2024		385,000	397,666
144A, 5.875%, 5/1/2027		550,000	558,937
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		815,000	811,944
144A, 6.375%, 9/15/2020		280,000	283,150
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/2020		85,000	84,150
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		1,160,000	1,142,600
144A, 6.625%, 10/15/2025		200,000	210,000
144A, 10.125%, 1/15/2023		600,000	670,500
144A, 10.875%, 10/15/2025		529,000	624,220
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025		119,000	124,950
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		740,000	758,041
144A, 6.5%, 6/1/2026		585,000	625,950
DISH DBS Corp.:
5.875%, 7/15/2022		1,500,000	1,462,500
6.75%, 6/1/2021		110,000	113,025
Dollar Tree, Inc.:
5.25%, 3/1/2020		1,110,000	1,123,875
5.75%, 3/1/2023		350,000	363,563
Eldorado Resorts, Inc., 6.0%, 4/1/2025		685,000	705,550
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020		400,000	405,500
5.25%, 4/15/2023		600,000	618,000
Goodyear Tire & Rubber Co., 5.125%, 11/15/2023		210,000	214,660
Group 1 Automotive, Inc., 5.0%, 6/1/2022		545,000	555,900
Hanesbrands, Inc., 144A, 4.625%, 5/15/2024		390,000	386,100
HD Supply, Inc., 144A, 5.75%, 4/15/2024		185,000	194,019
Hilton Worldwide Finance LLC, 4.625%, 4/1/2025		185,000	185,694
KFC Holding Co., 144A, 4.75%, 6/1/2027		270,000	263,925
Lennar Corp.:
4.125%, 1/15/2022		465,000	460,350
4.75%, 11/15/2022		500,000	502,500
144A, 5.0%, 6/15/2027		125,000	124,700
144A, 5.25%, 6/1/2026		429,000	437,580
Lithia Motors, Inc., 144A, 5.25%, 8/1/2025		385,000	391,738
Mattel, Inc., 144A, 6.75%, 12/31/2025		280,000	284,900
Mediacom Broadband LLC, 6.375%, 4/1/2023		610,000	625,189
MGM Resorts International, 6.625%, 12/15/2021		1,900,000	2,053,045
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		275,000	280,844
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027		390,000	387,075
Penske Automotive Group, Inc., 5.5%, 5/15/2026		330,000	329,175
PulteGroup, Inc., 4.25%, 3/1/2021		1,065,000	1,083,637
Quebecor Media, Inc., 5.75%, 1/15/2023		295,000	306,063
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		80,000	75,800
Scientific Games International, Inc., 144A, 7.0%, 1/1/2022		418,000	439,945
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		180,000	181,350
SFR Group SA:
144A, 6.0%, 5/15/2022		1,070,000	1,039,237
144A, 7.375%, 5/1/2026		1,155,000	1,114,921
Sirius XM Radio, Inc.:
144A, 5.0%, 8/1/2027		175,000	170,188
144A, 5.375%, 7/15/2026		530,000	536,625
Staples, Inc., 144A, 8.5%, 9/15/2025		275,000	264,000
Suburban Propane Partners LP, 5.75%, 3/1/2025		150,000	146,250
Tenneco, Inc., 5.0%, 7/15/2026		360,000	353,700
Tesla, Inc., 144A, 5.3%, 8/15/2025		195,000	185,065
Toll Brothers Finance Corp., 4.875%, 11/15/2025		345,000	345,000
TRI Pointe Group, Inc., 4.875%, 7/1/2021		2,215,000	2,226,075
UPC Holding BV, 144A, 5.5%, 1/15/2028		685,000	643,900
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		1,075,000	1,062,906
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		885,000	862,875
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		390,000	382,200
144A, 5.5%, 8/15/2026		350,000	346,465
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		160,000	162,200
			44,729,781
Consumer Staples 2.3%
Aramark Services, Inc.:
4.75%, 6/1/2026		1,105,000	1,091,187
5.125%, 1/15/2024		220,000	224,400
Chobani LLC, 144A, 7.5%, 4/15/2025		85,000	88,613
FAGE International SA, 144A, 5.625%, 8/15/2026		235,000	220,753
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		469,000	466,069
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025		220,000	210,100
144A, 7.25%, 6/1/2021		775,000	784,687
144A, 8.25%, 2/1/2020		240,000	240,048
Pilgrim's Pride Corp.:
144A, 5.75%, 3/15/2025		120,000	119,400
144A, 5.875%, 9/30/2027		420,000	408,366
Post Holdings, Inc.:
144A, 5.625%, 1/15/2028		115,000	111,981
144A, 5.75%, 3/1/2027		270,000	266,625
Simmons Foods, Inc., 144A, 5.75%, 11/1/2024		465,000	440,588
			4,672,817
Energy 15.3%
Andeavor:
4.75%, 12/15/2023		180,000	187,475
5.125%, 12/15/2026		405,000	427,285
Antero Midstream Partners LP, 5.375%, 9/15/2024		265,000	270,963
Antero Resources Corp.:
5.375%, 11/1/2021		320,000	327,200
5.625%, 6/1/2023		210,000	215,250
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		235,000	240,875
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023		135,000	135,338
8.25%, 7/15/2025		250,000	266,875
Cheniere Corpus Christi Holdings LLC:
5.125%, 6/30/2027		375,000	379,219
5.875%, 3/31/2025		380,000	401,850
7.0%, 6/30/2024		510,000	570,690
Cheniere Energy Partners LP, 144A, 5.25%, 10/1/2025		415,000	419,150
Chesapeake Energy Corp.:
144A, 8.0%, 1/15/2025		440,000	434,500
144A, 8.0%, 6/15/2027		405,000	388,294
Continental Resources, Inc.:
144A, 4.375%, 1/15/2028		230,000	224,250
4.5%, 4/15/2023		920,000	929,200
5.0%, 9/15/2022		1,880,000	1,908,200
Crestwood Midstream Partners LP:
5.75%, 4/1/2025		290,000	293,625
6.25%, 4/1/2023		145,000	149,350
CrownRock LP, 144A, 5.625%, 10/15/2025		445,000	436,100
DCP Midstream Operating LP, 2.7%, 4/1/2019		700,000	692,125
Diamondback Energy, Inc., 4.75%, 11/1/2024		230,000	227,125
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026		110,000	109,175
144A, 5.75%, 1/30/2028		110,000	110,000
Energy Transfer Equity LP, 7.5%, 10/15/2020		2,000,000	2,170,000
Extraction Oil & Gas, Inc., 144A, 7.375%, 5/15/2024		180,000	189,900
Genesis Energy LP:
6.25%, 5/15/2026		650,000	628,875
6.5%, 10/1/2025		795,000	793,012
Gulfport Energy Corp.:
6.0%, 10/15/2024		145,000	142,463
6.375%, 5/15/2025		245,000	241,631
144A, 6.375%, 1/15/2026		410,000	404,116
6.625%, 5/1/2023		110,000	113,025
Hess Infrastructure Partners LP, 144A, 5.625%, 2/15/2026		390,000	390,000
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		385,000	391,737
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		370,000	380,175
Indigo Natural Resources LLC, 144A, 6.875%, 2/15/2026		230,000	224,876
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		215,000	216,613
Jonah Energy LLC, 144A, 7.25%, 10/15/2025		255,000	242,250
KazMunayGas National Co. JSC, 144A, 4.75%, 4/19/2027		200,000	201,500
Laredo Petroleum, Inc., 6.25%, 3/15/2023		310,000	313,100
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		650,000	557,375
144A, 6.5%, 1/15/2025		544,000	533,800
Murphy Oil Corp., 5.75%, 8/15/2025		565,000	563,022
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027		155,000	158,100
Nabors Industries, Inc.:
5.5%, 1/15/2023		200,000	198,500
144A, 5.75%, 2/1/2025		85,000	81,122
Newfield Exploration Co., 5.375%, 1/1/2026		95,000	98,088
NGPL PipeCo LLC, 144A, 4.875%, 8/15/2027		195,000	196,706
NuStar Logistics LP, 5.625%, 4/28/2027		570,000	564,300
Oasis Petroleum, Inc., 6.875%, 1/15/2023		30,000	30,600
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		130,000	128,050
144A, 5.375%, 1/15/2025		205,000	202,950
144A, 5.625%, 10/15/2027		335,000	332,278
PDC Energy, Inc., 6.125%, 9/15/2024		235,000	240,288
Peabody Energy Corp.:
144A, 6.0%, 3/31/2022		55,000	56,375
144A, 6.375%, 3/31/2025		415,000	432,637
Pertamina Persero PT, 144A, 5.25%, 5/23/2021		410,000	430,021
Petrobras Global Finance BV, 6.125%, 1/17/2022		330,000	347,275
Precision Drilling Corp., 144A, 7.125%, 1/15/2026		330,000	332,887
QEP Resources, Inc., 5.625%, 3/1/2026		255,000	250,856
Range Resources Corp.:
4.875%, 5/15/2025		440,000	421,300
5.0%, 8/15/2022		250,000	246,250
5.875%, 7/1/2022		245,000	248,675
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 144A, 5.298%, 9/30/2020		732,825	752,479
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		980,000	1,032,542
5.625%, 4/15/2023		600,000	642,879
5.875%, 6/30/2026		560,000	611,468
Seven Generations Energy Ltd., 144A, 5.375%, 9/30/2025		160,000	156,400
Southwestern Energy Co., 7.75%, 10/1/2027		280,000	285,600
Sunoco LP:
144A, 5.5%, 2/15/2026		220,000	220,000
144A, 5.875%, 3/15/2028		45,000	45,169
Targa Resources Partners LP:
144A, 5.0%, 1/15/2028		540,000	524,475
5.375%, 2/1/2027		750,000	750,000
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025		125,000	120,781
Weatherford International Ltd.:
4.5%, 4/15/2022		385,000	338,800
9.875%, 2/15/2024		620,000	613,800
Whiting Petroleum Corp.:
5.75%, 3/15/2021		320,000	327,200
6.25%, 4/1/2023		235,000	237,938
144A, 6.625%, 1/15/2026		330,000	336,600
Wildhorse Resource Development Corp., 6.875%, 2/1/2025		55,000	56,375
WPX Energy, Inc.:
6.0%, 1/15/2022		500,000	518,750
7.5%, 8/1/2020		365,000	390,550
			31,400,648
Financials 3.9%
AerCap Ireland Capital DAC:
3.95%, 2/1/2022		790,000	797,818
4.625%, 10/30/2020		2,375,000	2,453,646
Aircastle Ltd., 4.125%, 5/1/2024		565,000	557,231
CIT Group, Inc.:
3.875%, 2/19/2019		1,475,000	1,482,375
5.0%, 8/15/2022		1,300,000	1,340,625
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		500,000	514,450
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		140,000	145,600
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	503,000
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025		170,000	171,275
			7,966,020
Health Care 5.7%
Avantor, Inc., 144A, 6.0%, 10/1/2024		130,000	130,000
DaVita, Inc.:
5.0%, 5/1/2025		280,000	274,750
5.125%, 7/15/2024		280,000	278,075
Endo Dac, 144A, 6.0%, 7/15/2023		240,000	180,000
Endo Finance LLC, 144A, 5.375%, 1/15/2023		285,000	213,038
Fresenius Medical Care U.S. Finance II, Inc., 144A, 6.5%, 9/15/2018		170,000	173,274
HCA, Inc.:
4.5%, 2/15/2027		305,000	297,756
4.75%, 5/1/2023		1,000,000	1,017,500
5.25%, 6/15/2026		610,000	625,250
6.5%, 2/15/2020		1,700,000	1,793,500
LifePoint Health, Inc.:
5.375%, 5/1/2024		435,000	425,212
5.5%, 12/1/2021		385,000	387,888
5.875%, 12/1/2023		310,000	309,225
Mallinckrodt International Finance SA, 144A, 5.625%, 10/15/2023		165,000	136,538
Tenet Healthcare Corp.:
4.375%, 10/1/2021		1,000,000	995,000
144A, 5.125%, 5/1/2025		245,000	237,650
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		276,000	275,310
144A, 5.5%, 11/1/2025		500,000	494,687
144A, 5.875%, 5/15/2023		360,000	319,950
144A, 6.125%, 4/15/2025		550,000	482,625
144A, 6.5%, 3/15/2022		250,000	260,000
144A, 7.0%, 3/15/2024		605,000	636,762
144A, 7.5%, 7/15/2021		1,455,000	1,462,275
West Street Merger Sub, Inc., 144A, 6.375%, 9/1/2025		175,000	174,125
			11,580,390
Industrials 8.5%
ADT Corp.:
3.5%, 7/15/2022		190,000	181,450
5.25%, 3/15/2020		320,000	328,000
6.25%, 10/15/2021		580,000	615,887
Air Lease Corp., 4.75%, 3/1/2020		3,915,000	4,050,245
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		480,000	478,800
144A, 6.0%, 10/15/2022		1,155,000	1,152,112
Brand Industrial Services, Inc., 144A, 8.5%, 7/15/2025		250,000	258,125
Covanta Holding Corp.:
5.875%, 3/1/2024		295,000	295,738
5.875%, 7/1/2025		205,000	203,975
DAE Funding LLC:
144A, 4.5%, 8/1/2022		26,000	25,220
144A, 5.0%, 8/1/2024		66,000	64,515
DR Horton, Inc., 4.0%, 2/15/2020		100,000	102,160
FTI Consulting, Inc., 6.0%, 11/15/2022		295,000	303,112
GFL Environmental, Inc., 144A, 5.625%, 5/1/2022		200,000	204,000
Huntington Ingalls Industries, Inc., 144A, 5.0%, 11/15/2025		213,000	225,912
IHO Verwaltungs GmbH, 144A, 4.125%, 9/15/2021		330,000	329,175
Masonite International Corp., 144A, 5.625%, 3/15/2023		275,000	284,281
Moog, Inc., 144A, 5.25%, 12/1/2022		175,000	180,250
Novelis Corp.:
144A, 5.875%, 9/30/2026		330,000	332,475
144A, 6.25%, 8/15/2024		300,000	306,750
Oshkosh Corp.:
5.375%, 3/1/2022		217,500	223,788
5.375%, 3/1/2025		803,000	837,368
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023		430,000	414,950
144A, 5.25%, 8/15/2022		1,085,000	1,086,356
144A, 5.5%, 2/15/2024		585,000	587,925
Ply Gem Industries, Inc., 6.5% , 2/1/2022		525,000	544,062
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		8,000	8,710
Ritchie Bros Auctioneers, Inc., 144A, 5.375%, 1/15/2025		220,000	222,486
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		390,000	400,460
Standard Industries, Inc., 144A, 4.75%, 1/15/2028		530,000	508,800
Summit Materials LLC:
144A, 5.125%, 6/1/2025		70,000	70,000
6.125%, 7/15/2023		355,000	365,650
8.5%, 4/15/2022		155,000	169,410
Tennant Co., 5.625%, 5/1/2025		65,000	66,658
United Rentals North America, Inc.:
4.875%, 1/15/2028		775,000	755,625
5.875%, 9/15/2026		195,000	204,263
WESCO Distribution, Inc., 5.375%, 6/15/2024		300,000	300,750
Wrangler Buyer Corp., 144A, 6.0%, 10/1/2025		195,000	197,438
ZF North America Capital, Inc.:
144A, 4.0%, 4/29/2020		246,000	250,305
144A, 4.5%, 4/29/2022		333,000	341,325
			17,478,511
Information Technology 3.6%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		140,000	141,400
Cardtronics, Inc., 144A, 5.5%, 5/1/2025		220,000	207,350
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		490,000	490,000
Dell International LLC:
144A, 4.42%, 6/15/2021		735,000	750,434
144A, 5.875%, 6/15/2021		235,000	240,288
EMC Corp., 1.875%, 6/1/2018		1,200,000	1,196,378
First Data Corp., 144A, 7.0%, 12/1/2023		355,000	373,194
j2 Cloud Services LLC, 144A, 6.0%, 7/15/2025		295,000	305,325
Jabil, Inc., 5.625%, 12/15/2020		400,000	421,000
NCR Corp.:
5.875%, 12/15/2021		75,000	76,313
6.375%, 12/15/2023		190,000	197,600
Netflix, Inc., 5.875%, 2/15/2025		450,000	475,474
Nielsen Co. Luxembourg SARL, 144A, 5.0%, 2/1/2025		350,000	349,454
NXP BV, 144A, 4.125%, 6/1/2021		990,000	1,007,523
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		155,000	145,313
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		410,000	407,950
Western Digital Corp.:
4.75%, 2/15/2026		445,000	448,337
144A, 7.375%, 4/1/2023		155,000	168,485
			7,401,818
Materials 14.1%
AK Steel Corp.:
6.375%, 10/15/2025		230,000	225,400
7.0%, 3/15/2027		815,000	828,753
7.5%, 7/15/2023		800,000	854,000
Alpha 3 BV, 144A, 6.25%, 2/1/2025		400,000	402,000
Anglo American Capital PLC:
144A, 3.75%, 4/10/2022		400,000	400,440
144A, 4.125%, 9/27/2022		500,000	507,594
Ardagh Packaging Finance PLC:
144A, 6.0%, 2/15/2025		530,000	543,250
144A, 7.25%, 5/15/2024		435,000	465,994
Ball Corp., 4.375%, 12/15/2020		155,000	158,488
Berry Global, Inc., 5.5%, 5/15/2022		600,000	616,500
BWAY Holding Co., 144A, 5.5%, 4/15/2024		850,000	869,125
Cascades, Inc., 144A, 5.5%, 7/15/2022		185,000	187,313
Chemours Co.:
5.375%, 5/15/2027		525,000	526,312
6.625%, 5/15/2023		205,000	215,506
7.0%, 5/15/2025		95,000	102,363
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		175,000	168,438
Constellium NV:
144A, 5.875%, 2/15/2026		814,000	822,140
144A, 6.625%, 3/1/2025		350,000	362,250
Cornerstone Chemical Co., 144A, 6.75%, 8/15/2024		325,000	329,469
First Quantum Minerals Ltd., 144A, 6.5%, 3/1/2024		200,000	198,750
FMG Resources (August 2006) Pty Ltd., 144A, 5.125%, 5/15/2024		250,000	249,297
Freeport-McMoRan, Inc.:
2.375%, 3/15/2018		1,990,000	1,988,408
3.55%, 3/1/2022		550,000	535,040
3.875%, 3/15/2023		350,000	339,500
5.4%, 11/14/2034		120,000	117,000
Greif, Inc., 7.75%, 8/1/2019		870,000	913,500
Hexion, Inc.:
6.625%, 4/15/2020		190,000	176,700
144A, 10.375%, 2/1/2022		100,000	97,500
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		425,000	451,562
144A, 7.625%, 1/15/2025		115,000	125,063
Huntsman International LLC, 5.125%, 11/15/2022		800,000	826,000
Kaiser Aluminum Corp., 5.875%, 5/15/2024		295,000	309,101
Mercer International, Inc., 6.5%, 2/1/2024		250,000	261,875
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024		880,000	869,000
144A, 5.25%, 6/1/2027		560,000	547,400
Plastipak Holdings, Inc., 144A, 6.25%, 10/15/2025		410,000	417,175
Platform Specialty Products Corp., 144A, 5.875%, 12/1/2025		906,000	901,470
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		625,000	636,719
5.75%, 10/15/2020		3,605,081	3,659,157
6.875%, 2/15/2021		263,368	266,660
144A, 7.0%, 7/15/2024		75,000	78,984
Teck Resources Ltd.:
3.75%, 2/1/2023		1,000,000	977,500
4.75%, 1/15/2022		1,700,000	1,725,500
144A, 8.5%, 6/1/2024		115,000	127,938
Tronox Finance PLC, 144A, 5.75%, 10/1/2025		265,000	263,012
United States Steel Corp.:
6.875%, 8/15/2025		645,000	677,250
144A, 8.375%, 7/1/2021		640,000	686,400
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		1,565,000	1,621,340
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		105,000	108,675
144A, 5.625%, 10/1/2024		55,000	57,750
			28,796,561
Real Estate 3.1%
CyrusOne LP:
(REIT), 5.0%, 3/15/2024		505,000	508,787
(REIT), 5.375%, 3/15/2027		720,000	721,800
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		240,000	248,700
(REIT), 5.375%, 4/1/2023		995,000	1,021,119
(REIT), 5.375%, 5/15/2027		255,000	260,100
(REIT), 5.875%, 1/15/2026		180,000	188,550
Howard Hughes Corp., 144A, 5.375%, 3/15/2025		915,000	902,419
Iron Mountain, Inc.:
144A, (REIT), 4.375%, 6/1/2021		220,000	222,530
144A, (REIT), 5.25%, 3/15/2028		725,000	690,780
MPT Operating Partnership LP:
(REIT), 5.0%, 10/15/2027		385,000	376,145
(REIT), 5.25%, 8/1/2026		70,000	69,562
(REIT), 6.375%, 3/1/2024		390,000	410,475
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021		455,000	466,199
(REIT), 4.875%, 6/1/2026		165,000	168,040
			6,255,206
Telecommunication Services 8.2%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		145,000	147,168
Series T, 5.8%, 3/15/2022		550,000	542,437
Series S, 6.45%, 6/15/2021		600,000	613,500
Series W, 6.75%, 12/1/2023		705,000	694,425
Series Y, 7.5%, 4/1/2024		590,000	592,950
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027		235,000	229,272
CommScope, Inc., 144A, 5.0%, 6/15/2021		350,000	354,813
Digicel Ltd., 144A, 6.75%, 3/1/2023		390,000	363,188
Frontier Communications Corp.:
6.25%, 9/15/2021		160,000	136,200
7.125%, 1/15/2023		870,000	579,637
8.5%, 4/15/2020		130,000	127,563
10.5%, 9/15/2022		220,000	187,825
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		335,000	360,544
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024		725,000	761,250
Level 3 Financing, Inc.:
5.375%, 8/15/2022		750,000	757,500
5.375%, 1/15/2024		210,000	208,950
6.125%, 1/15/2021		230,000	233,881
Sprint Capital Corp., 8.75%, 3/15/2032		290,000	314,650
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		320,000	338,000
7.0%, 8/15/2020		2,000,000	2,092,500
Sprint Corp.:
7.125%, 6/15/2024		1,325,000	1,315,857
7.25%, 9/15/2021		1,700,000	1,776,500
7.625%, 3/1/2026		215,000	214,215
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023		192,188	192,668
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024		575,000	598,000
6.375%, 3/1/2025		542,000	571,810
6.5%, 1/15/2026		20,000	21,450
Telesat Canada, 144A, 8.875%, 11/15/2024		310,000	340,225
ViaSat, Inc., 144A, 5.625%, 9/15/2025		140,000	136,850
Zayo Group LLC:
144A, 5.75%, 1/15/2027		950,000	954,750
6.0%, 4/1/2023		590,000	612,862
6.375%, 5/15/2025		500,000	522,560
			16,894,000
Utilities 3.0%
AmeriGas Partners LP:
5.5%, 5/20/2025		485,000	481,362
5.75%, 5/20/2027		520,000	514,800
Calpine Corp.:
144A, 5.25%, 6/1/2026		275,000	266,750
5.75%, 1/15/2025		160,000	150,000
Dynegy, Inc.:
7.375%, 11/1/2022		350,000	368,813
7.625%, 11/1/2024		485,000	521,375
144A, 8.125%, 1/30/2026		195,000	213,525
NextEra Energy Operating Partners LP, 144A, 4.5%, 9/15/2027		290,000	279,125
NGL Energy Partners LP, 5.125%, 7/15/2019		245,000	245,613
NRG Energy, Inc.:
144A, 5.75%, 1/15/2028		600,000	592,380
6.25%, 7/15/2022		1,800,000	1,858,500
7.25%, 5/15/2026		570,000	608,418
			6,100,661
Total Corporate Bonds (Cost $183,118,878)			183,276,413
Asset-Backed 1.3%
Miscellaneous
Apidos CLO XXI, "C", Series 2015-21A, 144A, 3-month USD-LIBOR + 3.550%, 5.284% **, 7/18/2027		1,125,000	1,132,424
Cumberland Park CLO Ltd., "D", Series 2015-2A, 144A, 3-month USD-LIBOR + 3.400%, 5.145% **, 7/20/2026		1,500,000	1,505,920
Total Asset-Backed (Cost $2,535,833)			2,638,344
Government & Agency Obligations 1.9%
Other Government Related (b) 0.1%
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026		230,000	254,936
Sovereign Bonds 1.8%
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		1,250,000	1,249,385
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	654	281
Republic of Armenia, 144A, 7.15%, 3/26/2025		500,000	552,030
Republic of Costa Rica, 144A, 7.158%, 3/12/2045		400,000	419,000
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	51,600,000	217,495
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		1,000,000	1,006,878
ZAR Sovereign Capital Fund Pty Ltd., 144A, 3.903%, 6/24/2020		185,000	186,503
			3,631,572
Total Government & Agency Obligations (Cost $3,797,426)			3,886,508
Loan Participations and Assignments 24.3%
Senior Loans ***
Consumer Discretionary 5.8%
1011778 B.C. Unlimited Liability Co.:
Term Loan B3, 1-month USD LIBOR + 2.250%, 3.898% , 2/16/2024		926,159	928,705
Term Loan B3, 3-month USD LIBOR + 2.250%, 3.943% , 2/16/2024		595,413	597,051
Altice U.S. Finance I Corp., Term Loan, 1-month USD LIBOR + 2.250%, 3.898%, 7/28/2025		1,476,020	1,476,942
Hilton Worldwide Finance LLC, Term Loan B2, 1-month USD LIBOR + 2.000%, 3.621% , 10/25/2023		3,090,292	3,111,538
Quebecor Media, Inc., Term Loan B1, 3-month USD LIBOR + 2.250%, 4.089%, 8/17/2020		3,159,495	3,168,057
Visteon Corp., Term Loan, 3-month USD LIBOR + 2.000%, 3.833%, 3/24/2024		2,500,000	2,518,363
			11,800,656
Consumer Staples 2.4%
Albertson's LLC, Term Loan B6, 3-month USD LIBOR + 3.000%, 4.956%, 6/22/2023		1,225,014	1,208,788
Pinnacle Foods Finance LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 3.58%, 2/2/2024		3,658,050	3,685,486
			4,894,274
Energy 0.1%

MEG Energy Corp., Term Loan B, 3-month USD LIBOR + 3.500%, 5.2% , 12/31/2023		148,875	149,220
Health Care 2.5%
Community Health Systems, Inc.:
Term Loan G, 3-month USD LIBOR + 2.750%, 4.734% , 12/31/2019		195,315	193,884
Term Loan H, 3-month USD LIBOR + 3.000%, 4.984% , 1/27/2021		340,176	332,968
DaVita HealthCare Partners, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.398%, 6/24/2021		3,863,860	3,896,780
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.500%, 5.081%, 4/1/2022		629,392	637,574
			5,061,206
Industrials 2.5%
Ply Gem Industries, Inc., Term Loan, 3-month USD LIBOR + 3.000%, 4.693%, 2/1/2021		1,752,935	1,763,531
Sabre GLBL, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 3.898%, 2/22/2024		1,629,860	1,636,551
TransDigm, Inc.:
Term Loan F, 1-month USD LIBOR + 2.750%, 4.398% , 6/9/2023		1,151,294	1,159,762
Term Loan F, 3-month USD LIBOR + 2.750%, 4.443% , 6/9/2023		600,616	605,034
			5,164,878
Information Technology 1.2%
First Data Corp., Term Loan, 1-month USD LIBOR + 2.250%, 3.871%, 4/26/2024		2,463,238	2,471,194
Materials 3.8%
American Rock Salt Co., LLC, First Lien Term Loan, 1-month USD LIBOR + 3.750%, 5.398%, 5/20/2021		2,665,507	2,671,611
Berry Plastics Group, Inc.:
Term Loan O, 1-month USD LIBOR + 2.000%, 3.581% , 2/8/2020		1,933,405	1,944,039
Term Loan P, 1-month USD LIBOR + 2.000%, 3.581% , 1/6/2021		1,098,075	1,103,412
MacDermid, Inc., Term Loan B6, 1-month USD LIBOR + 3.000%, 4.648%, 6/7/2023		1,419,299	1,430,653
PolyOne Corp., Term Loan B3, 1-month USD LIBOR + 2.000%, 3.59%, 11/11/2022		573,304	577,962
			7,727,677
Telecommunication Services 1.1%
Level 3 Financing, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 3.846%, 2/22/2024		2,290,000	2,296,836
Utilities 4.9%
Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 4.2%, 1/15/2024		6,186,375	6,208,924
NRG Energy, Inc., Term Loan B, 3-month USD LIBOR + 2.250%, 3.943%, 6/30/2023		3,896,644	3,918,290
			10,127,214
Total Loan Participations and Assignments (Cost $49,458,657)			49,693,155
Convertible Bond 0.3%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 15.709% PIK, 10/18/2025 ** (c) (Cost $509,761)		509,257	643,955
		Shares	Value ($)
Common Stocks 0.0%
Industrials 0.0%
Quad Graphics, Inc.		139	3,668
Materials 0.0%
GEO Specialty Chemicals, Inc.* (c)		46,639	15,746
GEO Specialty Chemicals, Inc. 144A* (c)		649	219
			15,965
Total Common Stocks (Cost $88,229)			19,633
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (c) (Cost $87,876)		400	12,678
Cash Equivalents 9.1%
Deutsche Central Cash Management Government Fund, 1.41% (d) (Cost $18,756,681)		18,756,681	18,756,681
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $258,353,341)		126.4	258,927,367
Other Assets and Liabilities, Net		(26.4)	(54,085,680)
Net Assets		100.0	204,841,687

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended February 28, 2018 is as follows:

Value($) at 11/31/2107	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 2/28/2018	Value ($) at 2/28/2018
Cash Equivalents 9.1% Deutsche Centeral Cash Management Government Fund, 1.41% (c)

15,417,519	35,186,109	31,846,947	—	—	50,065	—	18,756,681	18,756,681

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
** Variable or floating rate security. These securities are shown at their current rate as of February 28, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
*** Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of February 28, 2018.
(a) Principal amount stated in U.S. dollars unless otherwise noted.
(b) Government-backed debt issued by financial companies or government sponsored enterprises.
(c) Investment was valued using significant unobservable inputs.
(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CJSC: Closed Joint Stock Company
CLO: Collateralized Loan Obligation
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
OJSC: Open Joint Stock Company
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust

Currency Abbreviations
ARS	Argentine Peso
HUF	Hungarian Forint

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (d)
Corporate Bonds	$—	$183,276,413	$—	$183,276,413
Asset-Backed	—	2,638,344	—	2,638,344
Government & Agency Obligations	—	3,886,508	—	3,886,508
Loan Participations and Assignments	—	49,693,155	—	49,693,155
Convertible Bond	—	—	643,955	643,955
Common Stocks	3,668	—	15,965	19,633
Warrant	—	—	12,678	12,678
Short-Term Investments	18,756,681	—	—	18,756,681
Total	$18,760,349	$239,494,420	$672,598	$258,927,367

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Market Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2018